Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Basic earnings per share (ordinary shares of 25p each), Earnings	£ 6,400	£ 5,704	£ 6,032
Diluted earnings per share, Earnings	£ 6,400	£ 5,704	£ 6,032
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares	2,286	2,284	2,285
Share options, Weighted average number of shares	9	7	7
Diluted earnings per share, Weighted average number of shares	2,295	2,291	2,292
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.800	£ 2.497	£ 2.640
Share options, Earnings per share pence	(0.011)	(0.007)	(0.008)
Diluted earnings per share, Earnings per share pence	£ 2.789	£ 2.490	£ 2.632